S000034097 [Member] Expense Example - Loomis Sayles Senior Floating Rate and Fixed Income Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 447
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,603
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	978
Expense Example, with Redemption, 10 Years	1,934
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,006
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947